Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 1,580	$ 51	$ 5,069
Gross (loss) profit	(1,055)	(1,292)	202
Operating expenses	13,263	7,834	4,170
Operating (loss) profit from continuing operations	(14,318)	(9,126)	(3,968)
Other income (expenses)	456	(27)	(1,394)
(Loss) profit before provision for income taxes	(13,862)	(9,153)	(5,362)
Income tax benefit (expense)	(311)	(350)	(315)
Net (loss) profit from continuing operations	(8,174)	(8,803)	(5,047)
Identifiable long-lived assets	80,898	42,769
Total assets	190,841	98,453
Green energy product services [Member]
Revenues	10	9	2
Gross (loss) profit	(1,368)	(1,308)	2
Operating expenses	(10,489)	(6,009)	1,272
Operating (loss) profit from continuing operations	(11,857)	(7,317)	(1,270)
Other income (expenses)	(140)	(13)	(9)
(Loss) profit before provision for income taxes	(11,997)	(7,330)	(1,279)
Income tax benefit (expense)	327	350	315
Net (loss) profit from continuing operations	(11,670)	(6,980)	(964)
Identifiable long-lived assets	25,021	23,888
Total assets	45,615	56,696
VR products and services [Member]
Revenues	0	0
Gross (loss) profit	0	0
Operating expenses	0	0
Operating (loss) profit from continuing operations	0	0
Other income (expenses)		0
(Loss) profit before provision for income taxes	0	0
Income tax benefit (expense)	0	0
Net (loss) profit from continuing operations	0	0
Identifiable long-lived assets	0	18,370
Total assets	29,283	37,287
Money lending services [Member]
Revenues	980	0
Gross (loss) profit	912	0
Operating expenses	(45)	0
Operating (loss) profit from continuing operations	867	0
Other income (expenses)	0	0
(Loss) profit before provision for income taxes	867	0
Income tax benefit (expense)	(175)	0
Net (loss) profit from continuing operations	692	0
Identifiable long-lived assets	492	508
Total assets	40,947	2,376
Property lease and management [Member]
Revenues	590
Gross (loss) profit	(599)
Operating expenses	(616)
Operating (loss) profit from continuing operations	(1,215)
Other income (expenses)	0
(Loss) profit before provision for income taxes	(1,215)
Income tax benefit (expense)	159
Net (loss) profit from continuing operations	(1,056)
Identifiable long-lived assets	55,384
Total assets	56,180
Corporate unallocated [Member]
Revenues	0	0	0
Gross (loss) profit	0	0	0
Operating expenses	(609)	(773)	1,617
Operating (loss) profit from continuing operations	(609)	(773)	(1,617)
Other income (expenses)	334	(150)	(1,522)
(Loss) profit before provision for income taxes	(275)	(923)	(3,139)
Income tax benefit (expense)	0	0	0
Net (loss) profit from continuing operations	(275)	(923)	(3,139)
Identifiable long-lived assets	0
Total assets	1,468	9
Operating Segments [Member] | LCD/LED products [Member]
Revenues	0	42	5,067
Gross (loss) profit	0	16	200
Operating expenses	(1,504)	(1,052)	1,281
Operating (loss) profit from continuing operations	(1,504)	(1,036)	(1,081)
Other income (expenses)	262	136	137
(Loss) profit before provision for income taxes	(1,242)	(900)	(944)
Income tax benefit (expense)
Net (loss) profit from continuing operations	(1,242)	(900)	$ (944)
Identifiable long-lived assets	1	3
Total assets	$ 17,348	$ 2,085